ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Table)	6 Months Ended
Mar. 31, 2021
Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of September 30, 2020	As of March 31, 2021
Due to a rental service company (1)	182,542	184,551
Tenant deposits	83,682	105,253
Payable to a constructor for leasehold improvements	53,623	55,100
Other tax payable	51,832	51,536
Accrued utilities	22,513	25,123
Interest payable	13,435	57,961
Accrued payroll and welfare	10,451	7,425
Operation service payable	6,602	11,310
Deferred rent	2,503	8,443
Others	16,235	17,005

Total	443,418	523,707

(1)
As of March 31, 2021, the balance of due to a rental service company primarily represented the rental deposits and prepaid rental fee collected from tenants. The rental deposits and prepaid rental fee belonged to the rental service company, for which the Group provided apartment operation services since April 2020.